Significant Accounting Policies (Tables)	12 Months Ended
Jan. 03, 2015
Significant Accounting Policies
Numerators and denominators used in the computations of both basic and diluted EPS

The following table reconciles the numerators and denominators used in the computations of both basic and diluted EPS (in thousands except per share data):

Fiscal Year	2014	2013	2012
Numerator:
Net income attributable to Fossil Group, Inc	$376,707	$378,152	$343,401

Denominator:
Basic EPS computation:
Basic weighted average common shares outstanding	52,882	57,401	60,959

Basic EPS	$7.12	$6.59	$5.63

Diluted EPS computation:
Basic weighted average common shares outstanding	52,882	57,401	60,959
Stock options, stock appreciation rights and restricted stock units	198	275	441

Diluted weighted average common shares outstanding	53,080	57,676	61,400

Diluted EPS	$7.10	$6.56	$5.59